EQUITY - Narrative (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2026 yr shares	Jun. 30, 2026 shares yr $ / shares
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement		1,000,000.0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 47.11
Average term to exercise | yr		7.5
Expected volatility, share options granted		30.70%
Expected dividend as percentage, share options granted		0.80%
Risk free interest rate, share options granted		3.90%
Liquidity Discount		25.00%
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement	24,400,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 47.11
Average term to exercise | yr	7.5
Expected volatility, share options granted		30.70%
Expected dividend as percentage, share options granted		0.80%
Risk free interest rate, share options granted		3.90%
Liquidity Discount		25.00%
Common Class A | Management Share Option Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based compensation, vesting period		5 years
Share-Based Compensation Arrangement by Share-based Payment Award, Number of Shares Granted		10
Common Class A | Escrowed Stock Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based compensation, vesting period		5 years
Exchange period		10 years
Common shares | Common Class B
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)	85,120	85,120